LEGAL ACTIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
LEGAL ACTIONS

NOTE 8 - LEGAL ACTIONS

In April 2012, the Company filed suit in Los Angeles Superior Court against GeoGreen Biofuels, Inc. and related parties, relating to GeoGreen's failure to repay $192,000 advanced by TTI pursuant to a Bridge Loan Term Sheet.  In June 2012 GeoGreen filed a cross-complaint against TTI and related parties.  Although litigation is inherently unpredictable, TTI is confident in its position, and intends to vigorously pursue the action and defend the cross-complaint.